Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 2,145	$ 3,866
Operating Lease, Liability	1,920
Affiliated Entity
Related Party Transaction [Line Items]
Operating lease right-of-use assets	0
Operating Lease, Liability	0
Related Party
Related Party Transaction [Line Items]
Rental fee charged by a related party	$ 181	$ 196	$ 198